Expense Example	Sep. 19, 2025 USD ($)
Eventide Large Cap Growth ETF | Eventide Large Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Eventide Large Cap Value ETF | Eventide Large Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Eventide Small Cap ETF | Eventide Small Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157